Fixed Assets (Details Textual) - USD ($)		12 Months Ended
	Jun. 08, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2015
Fixed Assets (Textual)
Cost of License				$ 16,600
Unearned interest income		$ 43,000	$ 68,800
FFE [Member]
Fixed Assets (Textual)
License Fee per month	$ 7,529
Description of lease agreement	Actinium will continue to license the furniture, fixtures, equipment and tenant improvements located in the office (FFE) for a license fee of $7,529 per month until December 8, 2022. Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. On June 8, 2017 the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403.